                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                    811-4977

Exact name of registrant as specified in charter:      Voyageur Insured Funds

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               August 31

Date of reporting period:                              February 29, 2004

Item 1.    Reports to Stockholders

           The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund of the Registrant, information on which is included in the following shareholder report.



                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
FIXED INCOME                              A member of Lincoln Financial Group(R)








Semiannual Report FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE ARIZONA INSURED FUND





















[LOGO] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

---------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                             1

   Statements of Operations                             4

   Statements of Changes in Net Assets                  5

   Financial Highlights                                 6

   Notes to Financial Statements                        9
---------------------------------------------------------































Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

                                          Delaware Tax-Free Arizona Insured Fund
Statements                                February 29, 2004 (Unaudited)
  OF NET ASSETS




                                                        Principal     Market
                                                         Amount        Value

Municipal Bonds - 97.54%
Airport Revenue Bonds - 9.78%
  Phoenix Civic Improvement Corporation
    Series B 5.25% 7/1/32 (FGIC)(AMT)                  $9,300,000   $ 9,806,664
  Tucson Airport Authority 5.35% 6/1/31
    (AMBAC)(AMT)                                        5,000,000     5,271,800
                                                                    -----------
                                                                     15,078,464
                                                                    -----------
Charter School Revenue Bonds - 2.64%
  Pima County Industrial Development
    Authority (Arizona Charter Schools
    Project) Series C 6.75% 7/1/31                      4,000,000     4,067,720
                                                                    -----------
                                                                      4,067,720
                                                                    -----------
City General Obligation Bonds - 0.69%
  DC Ranch Community Facilities
    5.00% 7/15/27 (AMBAC)                               1,000,000     1,058,050
                                                                    -----------
                                                                      1,058,050
                                                                    -----------
Convention Center/Auditorium/Hotel Revenue Bonds - 2.73%
  Arizona Tourism & Sports Authority
    Tax Revenue Multipurpose Stadium
    Facilities Series A
    5.00% 7/1/28 (MBIA)                                 2,500,000     2,630,025
    5.00% 7/1/31 (MBIA)                                 1,500,000     1,574,715
                                                                    -----------
                                                                      4,204,740
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 6.66%
  Phoenix Civic Improvement Corporation
    Excise Tax Revenue 5.00% 7/1/26                     1,000,000     1,055,310
  Phoenix Industrial Development
    Authority Lease Revenue
    (Capitol Mall LLC II Project)
    5.00% 9/15/28 (AMBAC)                               4,000,000     4,182,920
  Pinal County Certificates of Participation
    5.125% 6/1/21 (AMBAC)                               4,675,000     5,034,414
                                                                    -----------
                                                                     10,272,644
                                                                    -----------
Escrowed to Maturity Bonds - 0.23%
  Phoenix Street & Highway Revenue
    6.50% 7/1/09 (AMBAC)                                  350,000       355,716
                                                                    -----------
                                                                        355,716
                                                                    -----------
Higher Education Revenue Bonds - 7.89%
  Arizona State Board of Regents Certificates
    of Participation 5.125% 6/1/25 (AMBAC)              1,250,000     1,325,488
  Glendale Industrial Development Authority
    Educational Facilities (American
    Graduate School International)
    5.625% 7/1/20 (Connie Lee)                          1,000,000     1,088,660
    5.875% 7/1/15 (Connie Lee)                          2,500,000     2,727,350
  Mohave County Community College
    6.00% 3/1/20 (MBIA)                                 1,000,000     1,167,480
  South Campus Group Student Housing
    Revenue (Arizona State University South
    Campus Project) 5.625% 9/1/35 (MBIA)                1,000,000     1,113,860
  Southern Arizona Capital Facilities Finance
    (University of Arizona Project)
    5.10% 9/1/33 (MBIA)                                 2,400,000     2,528,976
  University of Arizona Certificates
    of Participation
    5.125% 6/1/21 (AMBAC)                               1,000,000     1,077,470
    5.75% 6/1/19 (AMBAC)                                1,000,000     1,148,030
                                                                    -----------
                                                                     12,177,314
                                                                    -----------

                                                       Principal       Market
                                                         Amount        Value
Municipal Bonds (continued)
Hospital Revenue Bonds - 11.95%
  Mesa Industrial Development Authority
    (Discovery Health Systems)
    Series A 5.625% 1/1/29 (MBIA)                      $9,250,000   $10,216,902
  Phoenix Industrial Development Authority
    Hospital Revenue (John C. Lincoln Health)
    Series B 5.75% 12/1/16 (Connie Lee)                 4,110,000     4,684,208
  University Medical Center of Arizona
    Hospital Revenue 5.00% 7/1/33                       1,000,000     1,001,140
  University of Arizona Medical Center
    6.25% 7/1/10 (MBIA)                                 1,445,000     1,467,730
  Yavapai County Industrial Development
    Authority Hospital Revenue (Yavapai
    Regional Medical Center) Series A
    5.25% 8/1/21 (RADIAN)                               1,000,000     1,069,360
                                                                    -----------
                                                                     18,439,340
                                                                    -----------
Investor Owned Utilities Revenue Bonds - 1.38%
  Puerto Rico Industrial Tourist Facilities
    Financing Authority
    6.625% 6/1/26 (AMT)                                 2,000,000     2,131,300
                                                                    -----------
                                                                      2,131,300
                                                                    -----------
Multifamily Housing Revenue Bonds - 10.45%
  Maricopa County Industrial Development
    Authority Multifamily Housing Revenue
    (Sly-Mar Apartments) 6.10% 4/20/36
    (GNMA)(AMT)                                         1,300,000     1,433,354
  Phoenix Industrial Development Authority
    Multifamily Housing Revenue
    (Capital Mews Apartments)
    5.70% 12/20/40 (GNMA)(AMT)                          4,000,000     4,255,959
  Phoenix Industrial Development Authority
    Multifamily Housing Revenue
    (Ventana Palms Apartments)
    6.15% 10/1/29 (MBIA)                                  510,000       552,560
    6.20% 10/1/34 (MBIA)                                  940,000     1,020,831
  Pima County Industrial Development
    Authority Multifamily Housing Revenue
    (Columbus Village) Series A
    6.00% 10/20/31 (GNMA)                               1,150,000     1,281,756
    6.05% 10/20/41 (GNMA)                               1,520,000     1,689,632
  Pima County Industrial Development
    Authority Multifamily Housing Revenue
    (Sunbriar Apartments Project)
    7.25% 7/1/25 (MBIA)(FHA)                            1,225,000     1,259,349
  Yuma Industrial Development Authority
    Multifamily Revenue 6.10% 9/20/19
    (GNMA)(AMT)                                         2,340,000     2,611,065
  Yuma Industrial Development Authority
    Multifamily Revenue (Regency
    Apartments) Series A 5.50% 12/20/32
    (GNMA)(FHA)                                         2,000,000     2,015,580
                                                                    -----------
                                                                     16,120,086
                                                                    -----------
Municipal Lease Revenue Bonds - 7.54%
  Maricopa County Industrial Development
    Authority Correctional Facilities
    (Phoenix West Prison)
    5.375% 7/1/22 (ACA)                                   250,000       262,665
  Phoenix Industrial Development Authority
    Lease Revenue (Capitol Mall LLC Project)
    5.50% 9/15/27 (AMBAC)                               5,000,000     5,519,150

Statements                                Delaware Tax-Free Arizona Insured Fund
  OF NET ASSETS (CONTINUED)



                                                       Principal       Market
                                                         Amount        Value

 Municipal Bonds (continued)
 Municipal Lease Revenue Bonds (continued)
  Prescott Valley Municipal Property
    Corporate Facilities Revenue
    5.00% 1/1/27 (FGIC)                                $  700,000   $   739,123
  Salt River Project Arizona Agricultural
    Improvement & Power District
    Certificates of Participation
    5.00% 12/1/18 (MBIA)                                2,500,000     2,752,250
  University of Arizona Certificates of
    Participation Series B
    5.00% 6/1/31 (AMBAC)                                2,250,000     2,361,240
                                                                    -----------
                                                                     11,634,428
                                                                    -----------
 Political Subdivision General Obligation Bonds - 0.68%
  Phoenix Variable Purpose Series B
    5.00% 7/1/27                                        1,000,000     1,052,030
                                                                    -----------
                                                                      1,052,030
                                                                    -----------
*Pre-Refunded Bonds - 4.55%
   Oro Valley Common Trust Funds
     Partnership 5.75% 7/1/17-06 (MBIA)                 1,000,000     1,112,480
   Surprise Municipal Property Excise
     Tax Revenue 5.70% 7/1/20-09 (FGIC)                 5,000,000     5,909,650
                                                                    -----------
                                                                      7,022,130
                                                                    -----------
 Public Power Revenue Bonds - 4.50%
   Energy Management Services (Arizona
     State University - Main Campus)
     5.25% 7/1/17 (MBIA)                                1,500,000     1,688,010
 Salt River Project Arizona Agricultural
   Improvement & Power District Electric
   System Revenue (Salt River Project)
   Series A 5.00% 1/1/31                                3,000,000     3,147,360
   Series B 5.00% 1/1/31 (MBIA)                         2,000,000     2,104,240
                                                                    -----------
                                                                      6,939,610
                                                                    -----------
 Public Utility District Revenue Bonds - 3.41%
   Maricopa County Pollution Control
     (Palo Verde Project) Series A
     5.05% 5/1/29 (AMBAC)                               5,000,000     5,262,600
                                                                    -----------
                                                                      5,262,600
                                                                    -----------
 School District General Obligation Bonds - 3.66%
   Cochise County Unified School
     District #68 7.50% 7/1/10 (FGIC)                   1,000,000     1,281,130
   Maricopa County School District #3
     (Tempe Elementary) Series E
     5.70% 7/1/16 (FGIC)                                1,025,000     1,183,701
   Maricopa County School District #14
     (Creighton School Improvement Project
     of 1990) Series C 6.50% 7/1/08 (FGIC)              1,000,000     1,184,260
   Maricopa County School District #38
     (Madison Elementary)
     5.00% 7/1/14 (FSA)                                 1,750,000     1,999,777
                                                                    -----------
                                                                      5,648,868
                                                                    -----------
 Single Family Housing Revenue Bonds - 0.58%
   Pima County Industrial Development
     Authority Single Family Housing Revenue
     6.10% 5/1/31 (GNMA)(AMT)                             835,000       890,586
                                                                    -----------
                                                                        890,586
                                                                    -----------

                                                       Principal      Market
                                                         Amount       Value

Municipal Bonds (continued)
Territorial General Obligation Bonds - 4.92%
  Puerto Rico Commonwealth
    Public Improvement Series A
    5.00% 7/1/27                                      $1,000,000   $  1,037,790
    5.125% 7/1/30 (FSA)                                1,250,000      1,327,875
    5.125% 7/1/31                                      3,575,000      3,721,146
  Puerto Rico Commonwealth Refunding
    Public Improvements Series A
    5.50% 7/1/19                                       1,300,000      1,508,117
                                                                   ------------
                                                                      7,594,928
                                                                   ------------
Territorial Revenue Bonds - 2.40%
  Puerto Rico Electric Power Authority Power
    Revenue Series NN 5.00% 7/1/32 (MBIA)              1,500,000      1,593,075
  Puerto Rico Public Buildings Authority
    Guaranteed Government Facilities
    Revenue Series D 5.25% 7/1/27                      1,000,000      1,067,050
  Virgin Islands Public Finance Authority
    5.00% 10/1/31 (ACA)                                1,000,000      1,033,630
                                                                   ------------
                                                                      3,693,755
                                                                   ------------
Transportation Revenue Bonds - 3.87%
  Arizona State Transportation Board
    Highway Revenue Series A
    5.00% 7/1/21                                       2,500,000      2,702,300
    5.00% 7/1/23                                       1,000,000      1,071,280
  Arizona State Transportation Board
    Highway Revenue Series B
    5.25% 7/1/21                                       1,000,000      1,098,680
    5.25% 7/1/22                                       1,000,000      1,092,710
                                                                   ------------
                                                                      5,964,970
                                                                   ------------
Water & Sewer Revenue Bonds - 7.03%
  Gilbert Water & Waste Water Revenue
    6.50% 7/1/12 (FGIC)                                1,000,000      1,029,150
    6.50% 7/1/22 (FGIC)                                2,650,000      2,727,248
  Glendale Water & Sewer Revenue
    5.00% 7/1/28 (AMBAC)                               2,000,000      2,113,480
  Phoenix Civic Improvement Corporation
    Wastewater Systems Revenue
    5.00% 7/1/24 (FGIC)                                1,000,000      1,046,510
    5.00% 7/1/26 (FGIC)                                3,750,000      3,933,562
                                                                   ------------
                                                                     10,849,950
                                                                   ------------
Total Municipal Bonds (cost $139,715,340)                           150,459,229
                                                                   ------------
                                                        Number
                                                      of Shares
Short-Term Investments - 2.04%
  Federated Arizona Municipal Cash Trust               3,142,084      3,142,084
                                                                   ------------
Total Short-Term Investments
  (cost $3,142,084)                                                   3,142,084
                                                                   ------------

Statements                                Delaware Tax-Free Arizona Insured Fund
  OF NET ASSETS (CONTINUED)




Total Market Value of Securities - 99.58%
  (cost $142,857,424)                                 $153,601,313
Receivables and Other Assets
  Net of Liabilities - 0.42%                               650,621
                                                      ------------
Net Assets Applicable to 13,240,569
  Shares Outstanding - 100.00%                        $154,251,934
                                                      ============

Net Asset Value - Delaware Tax-Free Arizona Insured
  Fund Class A ($131,560,042 / 11,294,693 Shares)           $11.65
                                                            ------
Net Asset Value - Delaware Tax-Free Arizona Insured
  Fund Class B ($14,580,250 / 1,250,879 Shares)             $11.66
                                                            ------
Net Asset Value - Delaware Tax-Free Arizona Insured
  Fund Class C ($8,111,642 / 694,997 Shares)                $11.67
                                                            ------



Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                  $143,465,205
Undistributed net investment income                          7,314
Accumulated net realized gain on investments                35,526
Net unrealized appreciation of investments              10,743,889
                                                      ------------
Total net assets                                      $154,251,934
                                                      ============

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of Abbreviations:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free Arizona Insured Fund
Net asset value Class A (A)                                 $11.65
Sales charge (4.50% of offering price,
  or 4.72% of amount invested per share) (B)                  0.55
                                                            ------
Offering price                                              $12.20
                                                            ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                        Six Months Ended February 29, 2004 (Unaudited)
  OF OPERATIONS

                                                                          Delaware
                                                                      Tax-Free Arizona
                                                                        Insured Fund
Investment Income:
  Interest                                                              $ 3,879,349
                                                                        -----------

Expenses:
  Management fees                                                           383,092
  Distribution expenses -- Class A                                          163,684
  Distribution expenses -- Class B                                           72,034
  Distribution expenses -- Class C                                           39,974
  Dividend disbursing and transfer agent fees and expenses                   45,148
  Accounting and administration expenses                                     29,835
  Legal and professional fees                                                20,341
  Reports and statements to shareholders                                     13,900
  Registration fees                                                           9,800
  Custodian fees                                                              3,794
  Trustees' fees                                                              3,803
  Other                                                                       6,166
                                                                        -----------
                                                                            791,571
  Less expenses absorbed or waived                                               --
  Less expenses paid indirectly                                              (2,001)
                                                                        -----------
  Total expenses                                                            789,570
                                                                        -----------
Net Investment Income                                                     3,089,779
                                                                        -----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on investments                                   109,767
  Net change in unrealized appreciation/depreciation of investments       7,245,596
                                                                        -----------
Net Realized and Unrealized Gain on Investments                           7,355,363
                                                                        -----------

Net Increase in Net Assets Resulting from Operations                    $10,445,142
                                                                        ===========


See accompanying notes

Statements
  OF CHANGES IN NET ASSETS

                                                                                              Delaware Tax-Free
                                                                                             Arizona Insured Fund

                                                                                           Six Months      Year
                                                                                              Ended        Ended
                                                                                            2/29/04       8/31/03
                                                                                           (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                                   $  3,089,779  $  6,864,597
  Net realized gain (loss) on investments                                                      109,767       754,322
  Net change in unrealized appreciation/depreciation of investments                          7,245,596    (4,291,338)
                                                                                          ------------  ------------
  Net increase (decrease) in net assets resulting from operations                           10,445,142     3,327,581
                                                                                          ------------  ------------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                                                 (2,710,569)   (5,989,214)
    Class B                                                                                   (243,997)     (534,860)
    Class C                                                                                   (135,213)     (340,523)

  Net realized gain on investments:
    Class A                                                                                   (670,678)   (1,396,185)
    Class B                                                                                    (74,157)     (143,720)
    Class C                                                                                    (40,949)      (91,428)
                                                                                          ------------  ------------
                                                                                            (3,875,563)   (8,495,930)
                                                                                          ------------  ------------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                                  5,273,387    13,366,725
    Class B                                                                                    725,044     3,326,803
    Class C                                                                                    568,658     3,929,559

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                  1,790,633     3,663,972
    Class B                                                                                    178,477       380,126
    Class C                                                                                    147,763       334,202
                                                                                          ------------  ------------
                                                                                             8,683,962    25,001,387
                                                                                          ------------  ------------
  Cost of shares repurchased:
    Class A                                                                                (10,795,952)  (24,391,768)
    Class B                                                                                 (1,609,200)   (2,246,828)
    Class C                                                                                 (1,489,376)   (3,517,552)
                                                                                          ------------  ------------
                                                                                           (13,894,528)  (30,156,148)
                                                                                          ------------  ------------
Decrease in net assets derived from capital share transactions                              (5,210,566)   (5,154,761)
                                                                                          ------------  ------------
Net Increase (Decrease) in Net Assets                                                        1,359,013   (10,323,110)

Net Assets:
  Beginning of period                                                                      152,892,921   163,216,031
                                                                                          ------------  ------------
  End of period (including undistributed (distributions in excess of) net investment
    income of ($1,681), ($1,660), $7,314 and $7,314, respectively)                        $154,251,934  $152,892,921
                                                                                          ============  ============

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Arizona Insured Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              2/29/04(1)   8/31/03      8/31/02(3)   8/31/01      8/31/00   8/31/99
                                                             (Unaudited)
Net asset value, beginning of period                          $ 11.160     $ 11.530     $ 11.500    $ 11.040     $ 10.990  $ 11.550

Income (loss) from investment operations:
Net investment income                                            0.236        0.502        0.510       0.521        0.525     0.528
Net realized and unrealized gain (loss) on investments           0.548       (0.253)       0.100       0.460        0.050    (0.560)
                                                              --------     --------     --------    --------     --------  --------
Total from investment operations                                 0.784        0.249        0.610       0.981        0.575    (0.032)
                                                              --------     --------     --------    --------     --------  --------

Less dividends and distributions from:
Net investment income                                           (0.236)      (0.502)      (0.510)     (0.521)      (0.525)   (0.528)
Net realized gain on investments                                (0.058)      (0.117)      (0.070)         --           --        --
                                                              --------     --------     --------    --------     --------  --------
Total dividends and distributions                               (0.294)      (0.619)      (0.580)     (0.521)      (0.525)   (0.528)
                                                              --------     --------     --------    --------     --------  --------

Net asset value, end of period                                $ 11.650     $ 11.160     $ 11.530    $ 11.500     $ 11.040  $ 10.990
                                                              ========     ========     ========    ========     ========  ========
Total return(2)                                                  7.09%        2.17%        5.54%       9.12%        5.47%    (0.36%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $131,560     $129,683     $141,424    $141,298     $142,018  $166,368
Ratio of expenses to average net assets                          0.92%        0.86%        0.90%       0.95%        0.95%     0.91%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly       0.92%        0.91%        0.90%       0.97%        0.98%     0.91%
Ratio of net investment income to average net assets             4.14%        4.37%        4.50%       4.65%        4.88%     4.60%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly       4.14%        4.32%        4.50%       4.63%        4.85%     4.60%
Portfolio turnover                                                 24%          29%          46%         45%          50%       29%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware Tax-Free Arizona Insured Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/29/04(1)    8/31/03     8/31/02(3)   8/31/01      8/31/00   8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $11.170      $11.540      $11.500     $11.040      $10.990   $11.550

Income (loss) from investment operations:
Net investment income                                           0.193        0.416        0.426       0.437        0.444     0.441
Net realized and unrealized gain (loss) on investments          0.548       (0.253)       0.110       0.460        0.050    (0.560)
                                                              -------      -------      -------     -------      -------   -------
Total from investment operations                                0.741        0.163        0.536       0.897        0.494    (0.119)
                                                              -------      -------      -------     -------      -------   -------

Less dividends and distributions from:
Net investment income                                          (0.193)      (0.416)      (0.426)     (0.437)      (0.444)   (0.441)
Net realized gain on investments                               (0.058)      (0.117)      (0.070)         --           --        --
                                                              -------      -------      -------     -------      -------   -------
Total dividends and distributions                              (0.251)      (0.533)      (0.496)     (0.437)      (0.444)   (0.441)
                                                              -------      -------      -------     -------      -------   -------

Net asset value, end of period                                $11.660      $11.170      $11.540     $11.500      $11.040   $10.990
                                                              =======      =======      =======     =======      =======   =======

Total return(2)                                                 6.69%        1.41%        4.83%       8.31%        4.68%    (1.11%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $14,580      $14,666      $13,678     $ 8,864       $6,630   $ 6,059
Ratio of expenses to average net assets                         1.67%        1.61%        1.65%       1.70%        1.70%     1.66%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.67%        1.66%        1.65%       1.72%        1.73%     1.66%
Ratio of net investment income to average net assets            3.39%        3.62%        3.75%       3.90%        4.13%     3.85%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.39%        3.57%        3.75%       3.88%        4.10%     3.85%
Portfolio turnover                                                24%          29%          46%         45%          50%       29%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free Arizona Insured Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/29/04(1)    8/31/03     8/31/02(3)   8/31/01      8/31/00   8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $11.180      $11.550      $11.520     $11.040      $10.990   $11.560

Income (loss) from investment operations:
Net investment income                                           0.193        0.415        0.426       0.438        0.444     0.441
Net realized and unrealized gain (loss) on investments          0.548       (0.253)       0.100       0.480        0.050    (0.570)
                                                              -------      -------      -------     -------      -------   -------
Total from investment operations                                0.741        0.162        0.526       0.918        0.494    (0.129)
                                                              -------      -------      -------     -------      -------   -------

Less dividends and distributions from:
Net investment income                                          (0.193)      (0.415)      (0.426)     (0.438)      (0.444)   (0.441)
Net realized gain on investments                               (0.058)      (0.117)      (0.070)         --           --        --
                                                              -------      -------      -------     -------      -------   -------
Total dividends and distributions                              (0.251)      (0.532)      (0.496)     (0.438)      (0.444)   (0.441)
                                                              -------      -------      -------     -------      -------   -------

Net asset value, end of period                                $11.670      $11.180      $11.550     $11.520      $11.040   $10.990
                                                              =======      =======      =======     =======      =======   =======

Total return2                                                   6.68%        1.40%        4.73%       8.50%        4.68%    (1.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $ 8,112      $ 8,544       $8,115      $3,230       $1,322   $ 1,373
Ratio of expenses to average net assets                         1.67%        1.61%        1.65%       1.70%        1.70%     1.66%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.67%        1.66%        1.65%       1.72%        1.73%     1.66%
Ratio of net investment income to average net assets            3.39%        3.62%        3.75%       3.90%        4.13%     3.85%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.39%        3.57%        3.75%       3.88%        4.10%     3.85%
Portfolio turnover                                                24%          29%          46%         45%          50%       29%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Notes                                              February 29, 2004 (Unaudited)
  TO FINANCIAL STATEMENTS


Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts statutory trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. Voyageur Mutual Funds II (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. These financial statements and related footnotes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund (each a "Fund" and, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of each Fund on the basis of "settled shares" of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the six months ended February 29, 2004 were as follows:

                                                           Delaware
                                                       Tax-Free Arizona
                                                         Insured Fund
                                                         ------------
   Commission reimbursements                                $1,835
   Earnings credits                                            166

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                         Delaware
                                                    Tax-Free Arizona
                                                       Insured Fund
                                                       ------------
   On the first $500 million                              0.500%
   On the next $500 million                               0.475%
   On the next $1.5 billion                               0.450%
   In excess of $2.5 billion                              0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburses each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses do not exceed specified percentages of average daily net assets of the Funds through October 31, 2004 and until revoked for the Delaware Tax-Free California Fund, as shown below.

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
                                                             Delaware
                                                         Tax-Free Arizona
                                                           Insured Fund
                                                           ------------
   Operating expense limitation as a percentage
     of average daily net assets (per annum)                 0.70%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 29, 2004, each Fund had liabilities payable to affiliates as follows:
                                                             Delaware
                                                         Tax-Free Arizona
                                                           Insured Fund
                                                           ------------
   Investment management fees payable to DMC                 $15,718
   Dividend disbursing, transfer agent fees,
     accounting and other expenses
     payable to DSC                                           12,020
   Other expenses payable to DMC and affiliates*               2,344

*DMC, as a part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain internal legal expenses are allocated to the Funds. For the six months ended February 29, 2004, the Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, and the Delaware Tax-Free Colorado Fund had costs of $1,715, $8,341, $2,078, $1,849, and $15,274, respectively.

For the six months ended February 29, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                             Delaware
                                                         Tax-Free Arizona
                                                           Insured Fund
                                                           ------------
                                                             $11,689

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and/or trustees are paid no compensation by the Funds.

3. Investments
For the six months ended February 29, 2004, the Funds made purchases and sales of investment securities as follows:

                                                             Delaware
                                                         Tax-Free Arizona
                                                           Insured Fund
                                                           ------------
   Purchases other than U.S. government
     securities and short-term investments                 $18,032,834
   Sales other than U.S. government securities
     and short-term investments                             25,899,398

At February 29, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2004, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                              Delaware
                                                         Tax-Free Arizona
                                                           Insured Fund
                                                         ----------------
   Cost of investments                                     $142,857,424
   Aggregate unrealized appreciation                       $ 10,770,109
   Aggregate unrealized depreciation                            (26,220)
                                                           ------------
   Net unrealized appreciation                             $ 10,743,889
                                                           ============

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended February 29, 2004 and the year ended August 31, 2003 was as follows:

                                                           Delaware Tax-Free
                                                          Arizona Insured Fund
                                                         -----------------------
                                                         Six Months      Year
                                                           Ended         Ended
                                                          2/29/04*      8/31/03

Tax-exempt income                                        $3,292,999   $6,864,597
Long-term capital gain                                      582,564    1,631,333
                                                         ----------   ----------
Total                                                    $3,875,563   $8,495,930
                                                         ==========   ==========

*Tax information for the period ended February 29, 2004, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2004, the estimated components of net assets on a tax basis was as follows:

                                                           Delaware
                                                       Tax-Free Arizona
                                                         Insured Fund
                                                         ------------
 Shares of beneficial interest                           $143,465,205
 Undistributed tax-exempt income                                7,314
 Undistributed long-term capital gains                             --
 Net realized capital gain (losses)
   on investments                                              35,526
 Capital loss carryforwards                                        --
 Unrealized appreciation of investments                    10,743,889
                                                         ------------
 Net assets                                              $154,251,934
                                                         ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares
Transactions in capital shares were as follows:

                                                          Delaware Tax-Free
                                                         Arizona Insured Fund
                                                      --------------------------
                                                      Six Months       Year
                                                        Ended          Ended
                                                        2/29/04       8/31/03
Shares sold:
  Class A                                                463,359      1,161,855
  Class B                                                 63,242        289,628
  Class C                                                 49,173        340,061

Shares issued upon reinvestments
  of dividends and distributions:
  Class A                                                156,497        321,230
  Class B                                                 15,576         33,321
  Class C                                                 12,893         29,256
                                                      ----------     ----------
                                                         760,740      2,175,351
                                                      ----------     ----------
Shares repurchased:
  Class A                                               (945,359)    (2,129,562)
  Class B                                               (141,168)      (195,453)
  Class C                                               (131,159)      (307,819)
                                                      ----------     ----------
                                                      (1,217,686)    (2,632,834)
                                                      ----------     ----------
Net decrease                                            (456,946)      (457,483)
                                                      ==========     ==========

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares (continued)
For the six months ended February 29, 2004 and the year ended August 31, 2003, the following shares and value were converted from Class B to Class A.
The respective amounts are included in Class B redemptions and Class A subscriptions in the table below and the Statements of Changes in Net Assets.

                                                                  Six Months Ended                         Year Ended
                                                                      2/29/04                                8/31/03
                                                         ---------------------------------      -------------------------------
                                                          Class B     Class A                   Class B      Class A
                                                           shares      shares      Amount       shares       shares     Amount
Delaware Tax-Free Arizona Insured Fund                     27,307      27,327      309,818      43,904       43,915     512,431

6. Line of Credit
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2004, or at any time during the period.

7. Credit and Market Risk
The Funds concentrate their investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                                Affiliated Officers                            Contact Information
Walter P. Babich                                 Jude T. Driscoll                               Investment Manager
Board Chairman                                   Chairman                                       Delaware Management Company
Citadel Construction Corporation                 Delaware Investments Family of Funds           Philadelphia, PA
King of Prussia, PA                              Philadelphia, PA
                                                                                                International Affiliate
John H. Durham                                   Joseph H. Hastings                             Delaware International Advisers Ltd.
Private Investor                                 Executive Vice President and                   London, England
Gwynedd Valley, PA                               Chief Financial Officer
                                                 Delaware Investments Family of Funds           National Distributor
Anthony D. Knerr                                 Philadelphia, PA                               Delaware Distributors, L.P.
Managing Director                                                                               Philadelphia, PA
Anthony Knerr & Associates                       Richelle S. Maestro
New York, NY                                     Senior Vice President,                         Shareholder Servicing, Dividend
                                                 Chief Legal Officer and Secretary              Disbursing and Transfer Agent
Ann R. Leven                                     Delaware Investments Family of Funds           Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer            Philadelphia, PA                               2005 Market Street
National Gallery of Art                                                                         Philadelphia, PA 19103-7094
Washington, DC                                   Michael P. Bishof
                                                 Senior Vice President and Treasurer            For Shareholders
Thomas F. Madison                                Delaware Investments Family of Funds           800 523-1918
President and Chief Executive Officer            Philadelphia, PA
MLM Partners, Inc.                                                                              For Securities Dealers and Financial
Minneapolis, MN                                                                                 Institutions Representatives Only
                                                                                                800 362-7500
Janet L. Yeomans
Vice President/Mergers & Acquisitions                                                           Web site
3M Corporation                                                                                  www.delawareinvestments.com
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Funds' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Funds' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8620)                                                        Printed in the USA
SA-WEST [2/04] IVES 4/04                                                   J9612

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
FIXED INCOME                              A member of Lincoln Financial Group(R)








Semiannual Report FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE MINNESOTA INSURED FUND






















[LOGO] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

--------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                                        1

   Statements of Operations                                        4

   Statements of Changes in Net Assets                             5

   Financial Highlights                                            6

   Notes to Financial Statements                                   9
--------------------------------------------------------------------












Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

                                        Delaware Tax-Free Minnesota Insured Fund
Statements                              February 29, 2004 (Unaudited)
  OF NET ASSETS


                                                  Principal          Market
                                                    Amount            Value

Municipal Bonds - 98.20%
Airport Revenue Bonds - 3.49%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Revenue
    Series A 5.125% 1/1/25 (FGIC)                $   100,000       $   105,830
    Series C 5.125% 1/1/20 (FGIC)                  2,000,000         2,168,960
    Series C 5.25% 1/1/32 (FGIC)                   6,595,000         7,066,477
                                                                   -----------
                                                                     9,341,267
                                                                   -----------
Corporate-Backed Revenue Bonds - 0.69%
  Sartell Environmental Improvement
    Revenue (International Paper) Series A
    5.20% 6/1/27                                   1,800,000         1,856,592
                                                                   -----------
                                                                     1,856,592
                                                                   -----------
Escrowed to Maturity Bonds - 16.00%
  Dakota/Washington Counties Housing &
    Redevelopment Authority Anoka
    Single Family Residential Mortgage
    Revenue 8.45% 9/1/19 (GNMA) (AMT)              9,000,000        13,330,170
  Dakota/Washington Counties
    Housing & Redevelopment Authority
    Bloomington Single Family Residential
    Mortgage Revenue
    8.15% 9/1/16 (GNMA) (MBIA) (AMT)                 405,000           580,693
    8.375% 9/1/21 (GNMA) (FHA) (AMT)              14,115,000        21,172,782
  Southern Minnesota Municipal Power
    Agency Supply Revenue Series A
    5.75% 1/1/18                                   3,790,000         3,881,491
    5.75% 1/1/18 (AMBAC)                             670,000           686,174
  Western Minnesota Municipal Power
    Agency Supply Revenue Series A
    6.60% 1/1/10                                   2,000,000         2,327,780
    9.75% 1/1/16 (MBIA)                              530,000           836,568
                                                                   -----------
                                                                    42,815,658
                                                                   -----------
Higher Education Revenue Bonds - 3.70%
  Minnesota State Colleges & Universities
    Revenue Series A 5.00% 10/1/22 (FSA)           5,135,000         5,480,123
  Minnesota State Higher Education
    Facilities Authority Revenue
    (St. Catherine College)
    Series 5-N1 5.00% 10/1/18                      2,200,000         2,310,396
  St. Cloud Housing & Redevelopment
    Authority Revenue
    (State University Foundation Project)
    5.00% 5/1/23                                   2,000,000         2,108,960
                                                                   -----------
                                                                     9,899,479
                                                                   -----------
Hospital Revenue Bonds - 16.81%
  Minneapolis Health Care Facilities
    Revenue (Fairview Hospital &
    Healthcare Service) Series A
    5.25% 11/15/19 (MBIA)                          2,250,000         2,300,895
  Minneapolis Health Care System
    Revenue Series A
    (Allina Health System)
    5.75% 11/15/32                                 7,800,000         8,325,018
    (Fairview Health Services)
    5.625% 5/15/32                                 6,400,000         6,800,128

                                                  Principal          Market
                                                   Amount             Value

Municipal Bonds (continued)
Hospital Revenue Bonds (continued)
  Minneapolis/St. Paul Housing &
    Redevelopment Authority Health
    Care Systems Revenue
    (Children's Health Care Series)
    5.50% 8/15/25 Series A (FSA)                 $ 2,250,000       $ 2,397,690
    (Healthpartners Obligation
    Group Project)
    5.625% 12/1/22                                   650,000           676,689
    5.875% 12/1/29                                 1,000,000         1,042,900
    (Healthspan Health System)
    5.00% 11/15/13 Series A (AMBAC)                6,490,000         6,638,621
  Minnesota Agricultural & Economic
    Development Health Care System
    (Fairview Hospital) Series 97A
    5.75% 11/15/26 (MBIA)                         10,250,000        11,515,260
  St. Louis Park Health Care Facilities
    Revenue (Park Nicollet Health
    Services) Series B 5.50% 7/1/25                2,000,000         2,113,800
  St. Paul Housing & Redevelopment
    Authority Hospital Revenue
    (St. Paul/Ramsey Medical Center
    Project) 5.50% 5/15/13 (AMBAC)                 1,000,000         1,023,360
  Willmar (Rice Memorial Hospital Project)
    5.00% 2/1/22 (FSA)                             1,000,000         1,072,490
    5.00% 2/1/25 (FSA)                             1,000,000         1,067,080
                                                                   -----------
                                                                    44,973,931
                                                                   -----------
Miscellaneous Revenue Bonds - 0.79%
  Minneapolis Community Development
    Agency Supported Development
    Revenue Series G-3 5.45% 12/1/31               2,000,000         2,116,580
                                                                   -----------
                                                                     2,116,580
                                                                   -----------
Multi Family Housing Revenue Bonds - 6.53%
  Chaska Waters Edge Multifamily
    Revenue Series A
    7.30% 1/20/30 (GNMA)                           3,257,000         3,477,336
  Eagan Multifamily Revenue
    (Woodridge Apartments)
    5.90% 8/1/20 (GNMA)                            1,000,000         1,061,620
  Hopkins Multifamily Revenue
    (Auburn Apartments Project)
    Series A 8.05% 6/20/31 (GNMA)                  3,790,000         4,111,430
  Minneapolis Multifamily Revenue
    (Bottineau Commons Project)
    5.45% 4/20/43 (GNMA) (AMT)                     1,500,000         1,571,190
    (Seward Towers Project)
    5.00% 5/20/36 (GNMA)                           4,000,000         4,171,320
  Minneapolis/St. Paul Housing
    Finance Board Revenue
    (Trinity Apartments) Series A
    8.125% 12/1/14 (GNMA) (FHA) (AMT)                 15,000            15,014
  Minnesota State Housing Finance
    Agency Rental Housing Revenue
    Series C-2 5.95% 2/1/15 (AMBAC)                1,882,000         1,947,362
  White Bear Lake Multifamily Revenue
    (Lake Square) Series A
    5.875% 2/1/15 (FHA)                            1,055,000         1,117,192
                                                                   -----------
                                                                    17,472,464
                                                                   -----------

                                        Delaware Tax-Free Minnesota Insured Fund
Statements
  OF NET ASSETS (CONTINUED)


                                                      Principal        Market
                                                        Amount         Value

 Municipal Bonds (continued)
 Municipal Lease Revenue Bonds - 5.53%
  Hopkins Housing & Redevelopment
    Authority Public Works and Fire Station
    Series A 5.00% 2/1/23 (MBIA)                     $ 1,210,000   $  1,287,440
  Minneapolis Special School District
    #001 Series A
    5.00% 2/1/18 (FSA)                                 1,545,000      1,683,540
    5.00% 2/1/19 (FSA)                                 1,535,000      1,662,758
    5.00% 2/1/20 (FSA)                                 1,690,000      1,819,860
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.125% 12/1/27                                     2,000,000      2,134,060
    5.25% 12/1/27                                      3,840,000      4,127,193
    (Robert Street Office Building Project)
    4.75% 12/1/23                                      2,000,000      2,071,820
                                                                   ------------
                                                                     14,786,671
                                                                   ------------
 Political Subdivision General Obligation Bonds - 1.20%
   Dakota County Community Agency
     Governmental Housing Development
     5.00% 1/1/21                                      1,275,000      1,350,811
   Western Lake Superior Sanitation
     District Series A
     6.00% 10/1/08 (MBIA) (AMT)                          400,000        427,000
     6.10% 10/1/09 (MBIA) (AMT)                          425,000        454,703
     6.20% 10/1/10 (MBIA) (AMT)                          450,000        482,157
     6.20% 10/1/11 (MBIA) (AMT)                          475,000        507,386
                                                                   ------------
                                                                      3,222,057
                                                                   ------------
*Pre-Refunded Bonds - 7.30%
   Duluth Economic Development Authority
     Health Care Facilities Revenue
     (Duluth Clinic)
     6.30% 11/1/22-04 (AMBAC)                          1,060,000      1,098,287
   North St. Paul Maplewood Independent
     School District #622 Series A
     7.10% 2/1/19-05 (MBIA)                            5,935,000      6,267,775
     7.10% 2/1/25-05 (FSA)                            11,525,000     12,171,207
                                                                   ------------
                                                                     19,537,269
                                                                   ------------
Public Power Revenue Bonds - 10.73%
  Northern Minnesota Municipal Power
    Agency Electric System Revenue Series B
    4.75% 1/1/20 (AMBAC)                               1,100,000      1,149,797
**Northern Minnesota Municipal Power
    Agency Electric System Revenue,
    Inverse Floater ROLs Series II-R-32
    9.42% 1/1/13 (FSA)                                 4,585,000      5,887,598
  Shakopee Public Utilities Commission
    Public Utilities Revenue
    5.125% 2/1/26 (MBIA)                               1,850,000      1,922,650
**Southern Minnesota Municipal
    Power Agency Supply System
    Revenue, Inverse Floater ROLs
    Series II-R-189-B
    9.44% 1/1/16 (AMBAC)                               2,500,000      3,292,225
  Southern Minnesota Municipal
    Power Agency Supply System
    Revenue Series A
    5.00% 1/1/12 (AMBAC)                               2,205,000      2,518,573
    5.00% 10/1/13 (MBIA)                               1,000,000      1,139,730
    5.25% 1/1/15 (AMBAC)                               2,350,000      2,721,794
    5.25% 1/1/16 (AMBAC)                               5,000,000      5,792,200

                                                      Principal        Market
                                                        Amount         Value

Municipal Bonds (continued)
Public Power Revenue Bonds (continued)
  Western Minnesota Municipal
    Power Agency Supply System
    Series B 5.00% 1/1/15 (MBIA)                     $ 1,000,000    $ 1,137,740
    Series A 5.00% 1/1/30 (MBIA)                       3,000,000      3,156,360
                                                                    -----------
                                                                     28,718,667
                                                                    -----------
School District General Obligation Bonds - 17.57%
  Big Lake Independent School District
    #727 Series A
    5.00% 2/1/17 (FSA)                                 1,040,000      1,133,236
    5.00% 2/1/20 (FSA)                                 1,000,000      1,076,430
  Centennial Independent School District
    #012 Series A 5.00% 2/1/18 (FSA)                   1,270,000      1,383,881
  Morris Independent School District
    #769 5.00% 2/1/24 (MBIA)                           4,875,000      5,175,788
  Mounds View Independent School
    District #621
    5.00% 2/1/20 (MBIA)                                2,970,000      3,198,215
    5.375% 2/1/24 (FGIC)                               6,170,000      6,720,795
  Osseo Independent School District
    #279 Series A 5.00% 2/1/21 (FSA)                   3,570,000      3,819,150
  Robbinsdale Independent School District
    #281 5.00% 2/1/21 (FSA)                            1,310,000      1,401,425
**Rockford Independent School
    District #883, Inverse Floater
    ROLs Series II-R-30-B
    10.13% 2/1/21 (FSA)                                1,605,000      2,034,530
 +Rosemount Independent School District
    #196 Series B
    5.80% 4/1/09 (FSA)                                 1,860,000      1,628,188
    5.85% 4/1/10 (FSA)                                 2,240,000      1,881,197
 +Sauk Rapids Independent School District
    #047 Series B
    5.983% 2/1/15 (FSA)                                2,700,000      1,627,371
    6.083% 2/1/17 (FSA)                                2,245,000      1,205,722
**South Washington County
    Independent School District #833,
    Inverse Floater ROLs
    Series II-R-34-A 10.13% 2/1/20 (MBIA)              3,440,000      4,392,639
    Series II-R-34-B 10.13% 2/1/21 (MBIA)              3,645,000      4,620,475
  St. Michael Independent School
    District #885
    5.00% 2/1/20 (FSA)                                 1,970,000      2,121,375
    5.00% 2/1/27 (FSA)                                 3,435,000      3,610,048
                                                                    -----------
                                                                     47,030,465
                                                                    -----------
Single Family Housing Revenue Bonds - 0.74%
  Dakota County Housing & Redevelopment
    Authority Single Family Mortgage Revenue
    5.85% 10/1/30 (GNMA/FNMA) (AMT)                    1,618,000      1,685,244
    6.70% 10/1/17 (FNMA)                                 285,000        286,186
                                                                    -----------
                                                                      1,971,430
                                                                    -----------
State General Obligation Bonds - 2.58%
  Minnesota State 5.00% 11/1/20 (FSA)                  5,500,000      5,947,755
**Minnesota State, Inverse Floater ROLs
    9.05% 11/1/17                                        800,000        960,192
                                                                    -----------
                                                                      6,907,947
                                                                    -----------

Statements                              Delaware Tax-Free Minnesota Insured Fund
  OF NET ASSETS (CONTINUED)

                                                      Principal        Market
                                                        Amount         Value

Municipal Bonds (continued)
  Tax Increment / Special Assessment Bonds - 2.40%
    Becker Tax Increment Series D
      6.25% 8/1/15 (MBIA) (AMT)                      $ 6,300,000   $  6,417,180
                                                                   ------------
                                                                      6,417,180
                                                                   ------------
  Territorial Revenue Bonds - 0.39%
    Puerto Rico Electric Power Authority
      Power Revenue Series GG
      4.75% 9/1/21 (FSA)                               1,000,000      1,043,560
                                                                   ------------
                                                                      1,043,560
                                                                   ------------
++Variable Rate Demand Notes - 1.75%
    Robbinsdale Health Care Facilities
      Revenue (North Memorial Health
      Care-Tranche I)
      0.90% 5/15/33 (AMBAC)                            1,175,000      1,175,000
    Rochester Healthcare 0.93% 3/2/04                  3,500,000      3,500,000
                                                                   ------------
                                                                      4,675,000
                                                                   ------------
  Total Municipal Bonds
    (cost $240,035,112)                                             262,786,217
                                                                   ------------

                                                       Number of
                                                         Shares
Short-Term Investment - 1.16%
  Federated Minnesota Municipal Cash Trust             3,103,494      3,103,494
                                                                   ------------
Total Short-Term Investment
  (cost $3,103,494)                                                   3,103,494
                                                                   ------------

Total Market Value of Securities - 99.36%
  (cost $243,138,606)                                               265,889,711
Receivables and Other Assets
  Net of Liabilities - 0.64%                                          1,716,710
                                                                   ------------
Net Assets Applicable to 23,801,847
  Shares Outstanding - 100.00%                                     $267,606,421
                                                                   ============

Net Asset Value - Delaware Tax-Free Minnesota Insured
  Fund Class A ($239,459,011 / 21,298,581 Shares)                        $11.24
                                                                         ------
Net Asset Value - Delaware Tax-Free Minnesota Insured
  Fund Class B ($15,726,158 / 1,399,908 Shares)                          $11.23
                                                                         ------
Net Asset Value - Delaware Tax-Free Minnesota Insured
  Fund Class C ($12,421,252 / 1,103,358 Shares)                          $11.26
                                                                         ------

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization-- no par)                               $243,866,774
Accumulated net realized gain on investments                            988,542
Net unrealized appreciation of investments                           22,751,105
                                                                   ------------
Total net assets                                                   $267,606,421
                                                                   ============

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 29, 2004.

 +Zero coupon bond. The interest rate shown is the yield at the time of purchase.

++The interest shown is the rate as of February 29, 2004.

Summary of Abbreviations:
Ambac - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Option Longs

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free Minnesota Insured Fund
Net asset value Class A (A)                                              $11.24
Sales charge (4.50% of offering price,
  or 4.72% of amount invested per share) (B)                               0.53
                                                                         ------
Offering price                                                           $11.77
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                        Delaware Minnesota Municipal Bond Funds
  OF OPERATIONS                   Six Months Ended February 29, 2004 (Unaudited)


                                                                 Delaware
                                                            Tax-Free Minnesota
                                                               Insured Fund
Investment Income:
  Interest                                                     $ 6,951,609
                                                               -----------

Expenses:
  Management fees                                                  656,737
  Distribution expense-- Class A                                   294,150
  Distribution expense-- Class B                                    76,794
  Distribution expense-- Class C                                    60,761
  Dividend disbursing and transfer agent fees and expenses          89,773
  Accounting and administration expenses                            51,136
  Legal and professional fees                                       16,911
  Reports and statements to shareholders                            16,800
  Registration fees                                                 21,000
  Custodian fees                                                     6,615
  Trustees' fees                                                    18,000
  Other                                                             23,001
                                                               -----------
                                                                 1,927,223
                                                               -----------
  Less expenses absorbed or waived                                      --
  Less waiver of distribution expenses-- Class A                        --
  Less expenses paid indirectly                                     (3,368)
                                                               -----------
  Total expenses                                                 1,328,310
                                                               -----------
Net Investment Income                                            5,623,299
                                                               -----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on investments                        1,277,062
  Net change in unrealized appreciation/depreciation
    of investments                                              10,745,586
                                                               -----------
Net Realized and Unrealized Gain on Investments                 12,022,648
                                                               -----------

Net Increase in Net Assets Resulting from Operations           $17,645,947
                                                               ===========

See accompanying notes

Statements                              Delaware Tax-Free Minnesota Insured Fund
  OF CHANGES IN NET ASSETS

                                                                     Delaware Tax-Free Minnesota
                                                                             Insured Fund

                                                                    Six Months             Year
                                                                      Ended               Ended
                                                                      2/29/04            8/31/03
                                                                    (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                          $    5,623,299       $  11,803,673
  Net realized gain on investments                                    1,277,062           2,440,481
  Net change in unrealized appreciation/depreciation
    of investments                                                   10,745,586          (7,468,306)
                                                                  -------------       -------------
  Net increase in net assets resulting from operations               17,645,947           6,775,848
                                                                  -------------       -------------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                          (5,102,896)        (10,931,097)
    Class B                                                            (275,850)           (589,404)
    Class C                                                            (217,630)           (348,888)

  Net realized gain on investments:
    Class A                                                                  --                  --
    Class B                                                                  --                  --
    Class C                                                                  --                  --
                                                                  -------------       -------------
                                                                     (5,596,376)        (11,869,389)
                                                                  -------------       -------------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                           8,516,097          14,811,513
    Class B                                                           1,055,921           3,424,019
    Class C                                                             865,288           6,800,660

  Net asset value of shares issued upon reinvestment
    of dividends and distributions:
    Class A                                                           3,350,608           7,014,830
    Class B                                                             208,301             430,103
    Class C                                                             145,189             235,167
                                                                  -------------       -------------
                                                                     14,141,404          32,716,292
                                                                  -------------       -------------
  Cost of shares repurchased:
    Class A                                                         (14,925,520)        (25,326,599)
    Class B                                                          (1,899,308)         (2,239,993)
    Class C                                                          (1,111,154)           (892,572)
                                                                  -------------       -------------
                                                                    (17,935,982)        (28,459,164)
                                                                  -------------       -------------
Increase (decrease) in net assets derived from
    capital share transactions                                       (3,794,578)          4,257,128
                                                                  -------------       -------------
Net Increase (Decrease) in Net Assets                                 8,254,993            (836,413)

Net Assets:
  Beginning of period                                               259,351,428         260,187,841
                                                                  -------------       -------------
  End of period (including undistributed distributions
    in excess of) net investment income of $94,738 and
    ($22,418) for Delaware Tax-Free Minnesota Fund and
    $0 and $0 for Delaware Tax-Free Minnesota Insured Fund)       $ 267,606,421       $ 259,351,428
                                                                  =============       =============

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Minnesota Insured Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            2/29/04(1)    8/31/03    8/31/02(2)    8/31/01      8/31/00     8/31/99
                                                           (Unaudited)
Net asset value, beginning of period                          $10.740     $10.940      $10.900     $10.480      $10.520     $11.050

Income (loss) from investment operations:
Net investment income                                           0.238       0.498        0.514       0.514        0.507       0.518
Net realized and unrealized gain (loss) on investments          0.500      (0.197)       0.038       0.421       (0.041)     (0.530)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.738       0.301        0.552       0.935        0.466      (0.012)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.238)     (0.501)      (0.512)     (0.515)      (0.506)     (0.518)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.238)     (0.501)      (0.512)     (0.515)      (0.506)     (0.518)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.240     $10.740      $10.940     $10.900      $10.480     $10.520
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 6.92%       2.75%        5.25%       9.14%        4.63%      (0.17%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $239,459    $231,738     $239,763    $242,716     $238,486    $268,507
Ratio of expenses to average net assets                         0.93%       0.93%        0.96%       0.90%        1.00%       0.94%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               0.93%       0.93%        0.96%       0.90%        1.01%       0.94%
Ratio of net investment income to average net assets            4.34%       4.52%        4.78%       4.82%        4.93%       4.74%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses
  paid indirectly                                               4.34%       4.52%        4.78%       4.82%        4.92%       4.74%
Portfolio turnover                                                18%         30%          15%          7%          35%          4%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Minnesota Insured Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                         Year Ended
                                                             2/29/04(1)   8/31/03    8/31/02(2)    8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $10.730     $10.940      $10.890     $10.470      $10.510     $11.040

Income (loss) from investment operations:
Net investment income                                           0.197       0.415        0.433       0.434        0.431       0.436
Net realized and unrealized gain (loss) on investments          0.500      (0.207)       0.048       0.422       (0.042)     (0.529)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.697       0.208        0.481       0.856        0.389      (0.093)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.197)     (0.418)      (0.431)     (0.436)      (0.429)     (0.437)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.197)     (0.418)      (0.431)     (0.436)      (0.429)     (0.437)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.230     $10.730      $10.940     $10.890      $10.470     $10.510
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 6.54%       1.89%        4.56%       8.34%        3.86%      (0.91%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $15,726     $15,647      $14,341     $12,732      $10,491     $11,827
Ratio of expenses to average net assets                         1.68%       1.68%        1.71%       1.65%        1.75%       1.69%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.68%       1.68%        1.71%       1.65%        1.76%       1.69%
Ratio of net investment income to average net assets            3.59%       3.77%        4.03%       4.07%        4.18%       3.99%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses
  paid indirectly                                               3.59%       3.77%        4.03%       4.07%        4.17%       3.99%
Portfolio turnover                                                18%         30%          15%          7%          35%          4%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Minnesota Insured Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                               Year Ended
                                                            2/29/04(1)    8/31/03    8/31/02(2)    8/31/01      8/31/00     8/31/99
                                                           (Unaudited)
Net asset value, beginning of period                          $10.750     $10.950      $10.910     $10.480      $10.520     $11.050

Income (loss) from investment operations:
Net investment income                                           0.196       0.414        0.433       0.434        0.431       0.438
Net realized and unrealized gain (loss) on investments          0.510      (0.197)       0.038       0.432       (0.042)     (0.531)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.706       0.217        0.471       0.866        0.389      (0.093)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.196)     (0.417)      (0.431)     (0.436)      (0.429)     (0.437)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.196)     (0.417)      (0.431)     (0.436)      (0.429)     (0.437)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.260     $10.750      $10.950     $10.910      $10.480     $10.520
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 6.61%       1.97%        4.46%       8.42%        3.85%      (0.91%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $12,421     $11,966       $6,083      $4,265       $3,615      $4,253
Ratio of expenses to average net assets                         1.68%       1.68%        1.71%       1.65%        1.75%       1.69%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.68%       1.68%        1.71%       1.65%        1.76%       1.69%
Ratio of net investment income to average net assets            3.59%       3.77%        4.03%       4.07%        4.18%       3.99%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses
  paid indirectly                                               3.59%       3.77%        4.03%       4.07%        4.17%       3.99%
Portfolio turnover                                                18%         30%          15%          7%          35%          4%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                   Delaware Tax-Free Minnesota Insured Fund
  TO FINANCIAL STATEMENTS               February 29, 2004 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Tax Free Funds is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. These financial statements and related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each a "Fund" or, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and with a front-end sales charge of up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and that declines from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund, depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital. The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less. The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amounts of these expenses for the period ended February 29, 2004 were as follows:


                                 Delaware Tax-Free
                                     Minnesota
                                   Insured Fund
                                 -----------------
Commission Reimbursements             $3,155
Earnings credits                         213

Notes                                   Delaware Tax-Free Minnesota Insured Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:


                                    Delaware Tax-Free
                                        Minnesota
                                      Insured Fund
                                    -----------------

On the first $500 million                 0.500%
On the next $500 million                  0.475%
On the next $1.5 billion                  0.450%
In excess of $2.5 billion                 0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2004 as shown below:


                                     Delaware Tax-Free
                                         Minnesota
                                       Insured Fund
                                     -----------------

The operating expense limitation
  as a percentage of average daily
  net assets (per annum)                    0.75%


Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares for all Funds. DDLP has contracted to waive distribution fees through October 31, 2004 in order to prevent distribution fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free Minnesota Intermediate Fund.

At February 29, 2004, each Fund had receivables from or liabilities payable to affiliates as follows:


                                     Delaware Tax-Free
                                         Minnesota
                                       Insured Fund
                                     -----------------
Investment management
  fee payable to DMC                     $10,433
Dividend disbursing,
  transfer agent fees,
  accounting and other
  expenses payable to DSC                 43,401
Other expenses payable to
  DMC and affiliates*                      3,712


*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

For the period ended February 29, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:


                                 Delaware Tax-Free
                                     Minnesota
                                   Insured Fund
                                 -----------------

                                     $136,214


Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

Certain internal legal expenses are allocated to the Funds. For the period ended February 29, 2004, the Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and the Delaware Minnesota High-Yield Municipal Bond Fund had costs of $17,229, $11,931, $3,345, and $2,710, respectively.

Notes                                   Delaware Tax-Free Minnesota Insured Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

3. Investments
For the six months ended February 29, 2004, the Funds made purchases and sales of investment securities as follows:


                                     Delaware Tax-Free
                                         Minnesota
                                       Insured Fund
                                     -----------------
Purchases other than
  short-term investments                $23,168,809
Sales other than
  short-term investments                 29,696,127


At February 29, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each fund were as follows:

                                     Delaware Tax-Free
                                         Minnesota
                                       Insured Fund
                                     -----------------

Cost of investments                    $242,738,766
                                       ============
Aggregate unrealized appreciation       $23,156,475
Aggregate unrealized depreciation            (5,530)
                                       ------------
Net unrealized appreciation             $23,150,945
                                       ============


4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the periods ended February 29, 2004 and August 31, 2003 was as follows:


                                   Delaware Tax-Free
                                       Minnesota
                                     Insured Fund
                                   -----------------

Period ended 2/29/04
--------------------
Tax-exempt income                     $5,596,376
Long-term capital gain                        --
                                     -----------
Total                                 $5,596,376
                                     ===========

Year ended 8/31/03
------------------
Tax-exempt income                    $11,869,389
Long-term capital gain                        --
                                     -----------
Total                                $11,869,389
                                     ===========

As of February 29, 2004, the components of net assets on a tax basis were as follows:

                                               Delaware Tax-Free
                                                   Minnesota
                                                 Insured Fund
                                               -----------------

Shares of beneficial interest                    $243,866,774
Undistributed ordinary income                              --
Undistributed long-term capital gain                1,706,621
Net realized capital losses on investments                 --
Capital loss carryforwards                           (716,681)
Unrealized appreciation (depreciation)
  of investments                                   22,749,707
                                                 ------------
Net assets                                       $267,606,421
                                                 ============

Notes                                   Delaware Tax-Free Minnesota Insured Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:


                             Delaware Tax-Free
                                 Minnesota
Year of Expiration             Insured Fund
------------------           -----------------

       2004                      $ 13,413
       2005                            --
       2006                            --
       2007                            --
       2008                       589,183
       2009                       114,085
       2010                            --
       2011                            --
                                 --------
Total                            $716,681
                                 ========


5. Capital Shares
Transactions in capital shares were as follows:


                                            Delaware Tax-Free
                                          Minnesota Insured Fund
                                          ----------------------
                                           Six Months     Year
                                              Ended       Ended
                                             2/29/04     8/31/03
                                          (Unaudited)
Shares sold:
  Class A                                    773,209    1,341,420
  Class B                                     96,144      310,624
  Class C                                     78,733      617,494

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                    303,474      639,816
  Class B                                     18,882       39,247
  Class C                                     13,129       21,407
                                          ----------   ----------
                                           1,283,571    2,970,008
                                          ----------   ----------

Shares repurchased:
  Class A
  Class B                                   (173,093)    (203,283)
  Class C                                   (101,303)     (81,525)
                                          ----------   ----------
                                          (3,750,518)  (2,597,863)
                                          ----------   ----------
Net increase (decrease)                     (345,889)     372,145
                                          ==========   ==========

Notes                                    Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares  (continued)

For the periods ended February 29, 2004 and August 31, 2003, the following shares and values were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                                   Period Ended                            Year Ended
                                                                      2/29/04                                8/31/03
                                                          --------------------------------      --------------------------------
                                                          Class B     Class A                   Class B      Class A
                                                           shares      shares      Amount        shares       shares     Amount

Delaware Tax-Free Minnesota Insured Fund                  112,397     112,347    1,236,959       26,832       26,812     301,869


6. Line of Credit
Each Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2004 or at any time during the period.

7. Credit and Market Risk
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

8. Contractual Obligations
The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies for each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                               Affiliated Officers                            Contact Information
Walter P. Babich                                Jude T. Driscoll                               Investment Manager
Board Chairman                                  Chairman                                       Delaware Management Company
Citadel Construction Corporation                Delaware Investments Family of Funds           Philadelphia, PA
King of Prussia, PA                             Philadelphia, PA
                                                                                               International Affiliate
John H. Durham                                  Joseph H. Hastings                             Delaware International Advisers Ltd.
Private Investor                                Executive Vice President and                   London, England
Gwynedd Valley, PA                              Chief Financial Officer
                                                Delaware Investments Family of Funds           National Distributor
Anthony D. Knerr                                Philadelphia, PA                               Delaware Distributors, L.P.
Managing Director                                                                              Philadelphia, PA
Anthony Knerr & Associates                      Richelle S. Maestro
New York, NY                                    Senior Vice President,                         Shareholder Servicing, Dividend
                                                Chief Legal Officer and Secretary              Disbursing and Transfer Agent
Ann R. Leven                                    Delaware Investments Family of Funds           Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer           Philadelphia, PA                               2005 Market Street
National Gallery of Art                                                                        Philadelphia, PA 19103-7094
Washington, DC                                  Michael P. Bishof
                                                Senior Vice President and Treasurer            For Shareholders
Thomas F. Madison                               Delaware Investments Family of Funds           800 523-1918
President and Chief Executive Officer           Philadelphia, PA
MLM Partners, Inc.                                                                             For Securities Dealers and Financial
Minneapolis, MN                                                                                Institutions Representatives Only
                                                                                               800 362-7500
Janet L. Yeomans
Vice President/Mergers & Acquisitions                                                          Web site
3M Corporation                                                                                 www.delawareinvestments.com
St. Paul, MN


--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and
(ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8624)                                                        Printed in the USA
SA-MNALL [2/04] IVES 4/04                                                  J9627

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

           The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

           There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits

(a)  (1)  Code of Ethics

          Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Voyageur Insured Funds

         Jude T. Driscoll
-----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    April 27, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
-----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    April 27, 2004


         Joseph H. Hastings
-----------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    April 27, 2004